Harbor International Compounders Fund Expense Example - Harbor International Compounders Fund	Oct. 31, 2025 USD ($)
Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	945
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	1,040
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	$ 1,434